Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of revenue and long-lived assets, comprising property and equipment, net, and operating lease ROU assets, by geographic location

(in $ millions)	United States	United Kingdom	All other countries	Total
Revenue
Year ended December 31, 2022	$672	$687	$492	$1,851
Year ended December 31, 2021	$226	$276	$261	$763
Year ended December 31, 2020	$191	$314	$288	$793
Long-lived assets
As of December 31, 2022	$123	$68	$85	$276
As of December 31, 2021	$100	$76	$99	$275
As of December 31, 2020	$38	$93	$118	$249